Notes to the interim condensed consolidated statement of financial position - Others (Details) € in Thousands, $ in Millions			6 Months Ended
	Jul. 07, 2025 EUR (€) $ / €	Jul. 07, 2025 USD ($) $ / €	Jun. 30, 2025 EUR (€) $ / €	Jun. 30, 2024 EUR (€) $ / €	Jun. 30, 2025 USD ($) $ / €	May 09, 2025 $ / €	May 07, 2025 $ / €	Dec. 31, 2024 EUR (€) $ / €
Trade receivables, tax receivables and other current assets
Average payment period for trade receivables			30 days
Trade receivables and others			€ 10,764					€ 531
Tax receivables			1,163					4,941
CIR receivable			600
CIR and other research tax credits			1,125					€ 4,915
Research and development costs			(44,890)	€ (46,822)
Increase (decrease) in other current assets			29,000
Receivable for current year			1,100
Increase (decrease) in trade and other current receivables.			10,200
Increase (decrease) in current accrued income			€ 2,900
Exchange rate | $ / €			1.172	1.0705	1.172			1.0389
Short-term deposit accounts			€ 24,578
Licensing and collaboration agreement with CTTQ
Trade receivables, tax receivables and other current assets
Trade receivables and others			€ 8,500		$ 10.0
Exchange rate | $ / €			1.125		1.125	1.125	1.172
Licensing and collaboration agreement with CTTQ | Receipt of payments under Licensing arrangements
Trade receivables, tax receivables and other current assets
Exchange rate | $ / €	1.173	1.173	1.172		1.172
Amount received on licensing arrangements	€ 8,500	$ 9.5
Euro Member Countries, Euro | Societe Generale
Trade receivables, tax receivables and other current assets
Short-term deposit accounts			€ 10,000
Euro Member Countries, Euro | Crdit Agricole bank
Trade receivables, tax receivables and other current assets
Short-term deposit accounts			10,000
United States of America, Dollars | Societe Generale
Trade receivables, tax receivables and other current assets
Short-term deposit accounts			1,700		$ 2.0
United States of America, Dollars | Crdit Agricole bank
Trade receivables, tax receivables and other current assets
Short-term deposit accounts			€ 2,800		$ 3.3